                                             CONFIDENTIAL TREATMENT REQUESTED BY
                                                            ISILON SYSTEMS, INC.

CERTAIN INFORMATION IN THIS LETTER HAS BEEN OMITTED AND FILED SEPARATELY WITH THE COMMISSION. CONFIDENTIAL TREATMENT HAS BEEN REQUESTED WITH RESPECT TO THE OMITTED PORTIONS. OMITTED INFORMATION HAS BEEN REPLACED BY [*].


                                November 9, 2006

VIA FACSIMILE & FEDERAL EXPRESS                          SUBMITTED PURSUANT TO A
Securities and Exchange Commission        REQUEST FOR CONFIDENTIAL TREATMENT AND
Division of Corporate Finance                       PURSUANT TO 17 C.F.R. 200.83
100 F Street, N.E.
Washington, D.C. 20549

Attention:     Ms. Barbara C. Jacobs
               Ms. Megan Akst
               Ms. Kathleen Collins
               Ms. Rebekah Toton

          RE:  ISILON SYSTEMS, INC.
               AMENDMENT NO. 1 TO THE REGISTRATION STATEMENT ON FORM S-1 FILED OCTOBER 10, 2006
               FILE NO. 333-137078

Dear Mesdames:

     On behalf of Isilon Systems, Inc. (the "Company"), we respectfully submit this letter in response to comments from the Staff of the Securities and Exchange Commission received by letter dated October 26, 2006, relating to the Company's Amendment No. 1 to Registration Statement on Form S-1 (File No. 333-137078) filed with the Commission on October 10, 2006. The Company is concurrently filing via EDGAR Amendment No. 2 to the Registration Statement. Because of the commercially sensitive nature of certain information contained herein, this submission is accompanied by a request for confidential treatment for certain information in this letter. For the convenience of the Staff, we are enclosing herewith marked copies, complete with exhibits, of Amendment No. 2. In this letter, we have recited the comments from the Staff in bold type and have followed each comment with the Company's response to that comment.

PROSPECTUS SUMMARY, PAGE 1

COMPANY OVERVIEW, PAGE 1

1. PLEASE REFER TO PRIOR COMMENT 6. WE NOTE YOUR RESPONSE AND YOUR REVISED DISCLOSURE THAT STATES THAT YOU ARE "A LEADING PROVIDER OF CLUSTER STORAGE SYSTEMS FOR DIGITAL CONTENT." THE THIRD-PARTY SOURCES CITED IN YOUR RESPONSE STATE THAT YOUR PRODUCTS ARE INNOVATIVE OR AWARD-WINNING; HOWEVER, THEY DO NOT APPEAR TO SPEAK TO YOUR RELATIVE POSITION WITHIN YOUR INDUSTRY. MOREOVER, THE BASIS FOR THIS ASSERTION SHOULD BE PROVIDED IN YOUR DISCLOSURE TO ALLOW INVESTORS TO EVALUATE YOUR CLAIM. PLEASE ENSURE THAT DISCLOSURE RELATING TO YOUR LEADERSHIP CLAIM IS BALANCED TO PROVIDE A MATERIALLY COMPLETE CONTEXT FOR SUCH CLAIM. HOW DOES YOUR STATUS COMPARE TO THAT OF SIGNIFICANT COMPETITORS WITH RESPECT TO OTHER MEASURES OF MARKET SHARE, INNOVATION AND LEADERSHIP? IF THE PARTICULAR CLAIM YOU ARE MAKING IS NOT BASED ON THE STATEMENTS OF INDEPENDENT THIRD PARTIES, REPHRASE THE CLAIM TO CONVEY THAT IT IS YOUR BELIEF.

     In response to the Staff's comment, the Company supplementally advises the Staff that the Company's statement that it is a leading provider of clustered storage systems for digital content is based, in part, on the fact that it has spent the last five years building its global operations to provide its customers a clustered storage solution. Prior to the significant development efforts by the Company, there was not any solution marketed that was specifically designed to address the challenges associated with storing and managing unstructured digital content. Rather, this function historically could be performed only by traditional storage system architectures designed for structured data, and the scalability and performance characteristics of these traditional architectures were not optimized for the storage of unstructured digital content. As a consequence, the Company believes that its efforts have led to the establishment and development of market for "clustered storage" solutions for unstructured digital content.

     Because this is a new market, to the Company's knowledge there is not yet any third-party research that quantifies market data separately for clustered storage. Based on the Company's discussions with industry analysts, the industry press and customers and on the Company's knowledge of and independent research into product offerings by other providers of storage solutions, including clustered storage solutions, the Company believes that:

          - Isilon has more total customers than any competing clustered storage solution for digital content;

          - Isilon has shipped more total terabytes of clustered storage and more clustered storage systems than any other provider of clustered storage solutions for digital content;

          - Isilon has the most advanced and mature clustered storage solution for digital content (the Company has recently released Version 4.5 of its OneFS operating system software and its third generation hardware platform);

          - Isilon has a broader product line of clustered storage solutions than any competing provider of clustered storage, with three platform nodes, both accelerator and platform extension nodes, and three add-on software applications currently available; and

          - Isilon has technology capabilities that exceed those of any competing clustered storage solution for digital content, in terms of scalability, performance, reliability and ease of use.

     In response to the Staff's comment, however, and acknowledging that there is no third-party research other than that which the Company has already provided to the Staff to which the Company can cite, the Company has revised its disclosure on page 1 and throughout Amendment No. 2 to state that "We believe we are the leading provider of clustered storage systems for digital content, based on customer adoption, breadth of product offerings and technology capabilities."

2. PLEASE REFER TO PRIOR COMMENT 7. AS A FOLLOW-UP TO OUR PRIOR COMMENT, PLEASE TELL US IF THE CITED REPORTS ARE PUBLICLY AVAILABLE AT NOMINAL OR NO COST. IF THE REPORTS ARE NOT PUBLICLY AVAILABLE, A CONSENT OF THE THIRD PARTY TO THE USE OF THE INFORMATION IN THE PROSPECTUS AND TO THE REFERENCE TO THAT FIRM SHOULD BE OBTAINED AND FILED AS AN EXHIBIT. PLEASE SEE RULE 436 OF REGULATION C AND ITEM 601(b)(23) OF REGULATION S-K FOR ADDITIONAL GUIDANCE. IN THE ALTERNATIVE, YOU MAY ADOPT THESE STATEMENTS AS YOUR OWN.

     The Company supplementally advises the Staff that the market analysis reports prepared by International Data Corporation ("IDC") and Enterprise Strategy Group ("ESG"), which the Company cites in the Registration Statement, are not publicly available at nominal or no cost. The Company further supplementally advises the Staff that consents from each of IDC and ESG to use the information in the Registration Statement and to identify such firm therein were filed as Exhibit 99.2 and 99.3, respectively, to the Registration Statement filed by EDGAR on September 1, 2006.

RISKS AFFECTING US, PAGE 3

3. PLEASE REVISE THE FIFTH BULLET-POINT TO QUANTIFY THE "SIGNIFICANT PORTION" OF YOUR TOTAL REVENUES ATTRIBUTABLE TO YOUR SIGNIFICANT CUSTOMERS OVER THE PERIODS PRESENTED IN THE PROSPECTUS.

     The Company has revised the fifth bullet point to address the Staff's comment.

4. YOU SUMMARY SHOULD CONTAINED BALANCED DISCLOSURE REGARDING YOUR BUSINESS AND OFFERING. IN THIS REGARD, YOU SHOULD REVISE THIS SECTION TO HIGHLIGHT THE MOST SIGNIFICANT OBSTACLES CURRENTLY FACING YOUR BUSINESS. FOR EXAMPLE, YOUR CONTRACTUAL RELATIONSHIPS WITH YOUR CUSTOMERS ARE BASED SOLELY ON PURCHASE ORDERS, NOT CONTINUING CONTRACTUAL ARRANGEMENTS.

     The Company has expanded its risk disclosure on page 3 to address the Staff's comment.

RISK FACTORS, PAGE 7

IF WE ARE UNABLE TO MAINTAIN OR REPLACE OUR RELATIONSHIPS WITH CUSTOMERS . . . PAGE 9

5. PLEASE REFER TO PRIOR COMMENT 11. WE NOTE YOUR RESPONSE THAT YOUR BUSINESS ARRANGEMENT WITH EASTMAN KODAK COMPANY IS BASED UPON PURCHASE ORDERS. HOWEVER, GIVEN THIS HISTORICAL IMPORTANCE OF THIS CUSTOMER TO YOUR TOTAL REVENUES, IT IS UNCLEAR THAT SUCH CONTRACTUAL AGREEMENTS ARE IMMATERIAL TO YOUR BUSINESS. TELL US IF YOUR OVERALL BUSINESS RELATIONSHIP WITH EASTMAN KODAK IS GOVERNED BY ANY UMBRELLA AGREEMENTS, SUCH AS A SCOPE OF WORK AGREEMENT; IF SO, PLEASE PROVIDE US WITH A SUPPLEMENTAL COPY. IN YOUR DISCLOSURE, CLARIFY THAT EASTMAN KODAK PURCHASES YOUR PRODUCTS ON A PURCHASE ORDER BASIS. PROVIDE US SUPPLEMENTALLY WITH A COPY OF YOUR CURRENT PURCHASE ORDER WITH EASTMAN KODAK AND ADVISE WHETHER ITS TERMS ARE STANDARD. ADVISE WHY YOU DETERMINED NOT TO PROVIDE SUBSTANTIVE DISCLOSURE REGARDING YOUR RELATIONSHIP WITH EASTMAN KODAK IN MD&A OR BUSINESS. DOES EASTMAN KODAK RECEIVE ANY PREFERENTIAL TERMS NOT AFFORDED TO OTHER CUSTOMERS?

     The Company supplementally advises the Staff that it has no agreement, such as an umbrella, scope of work or similar agreement, governing the Company's overall business relationship with Eastman Kodak Company. Eastman Kodak purchases the Company's products on a purchase order basis. A copy of the Company's most recent purchase order with Eastman Kodak is provided with this letter, along with the Company's standard Terms of License/Sale and Warranty, which are included with, and govern, each order absent any other controlling written agreement with the customer. No preferential terms and conditions of purchase are offered to Eastman Kodak Company except for volume purchase discounts, which would generally also be available to other customers purchasing similar quantities of Company systems. The Company further supplementally advises the Staff that, except as set forth in Management's Discussion and Analysis of Financial Condition and Results of Operation and Business, no additional substantive disclosure regarding the Company's relationship with Eastman Kodak Company was provided or is required under Regulation S-K because there is no binding commitment on Eastman Kodak Company to purchase, or on the Company to sell, systems in the future. Further, while the Company's business with Eastman Kodak remains strong, it has been declining as a percentage of the Company's total revenue, given the Company's rapid revenue growth. The Company does not anticipate that Eastman Kodak will represent 10% or more of its total revenue for 2007. The Company has revised the risk factor, as well as pages 41 and 60, to indicate that Eastman Kodak Company and Comcast Corporation purchase on a purchase order basis and have no long-term contracts or minimum purchase commitments.

6. CLARIFY WHY YOU BELIEVE THAT THE PROPORTION OF YOUR TOTAL REVENUE DERIVED FROM A SMALL NUMBER OF CUSTOMERS "MAY BE EVEN HIGHER IN ANY FUTURE QUARTER."

     The Company has revised the risk factor on page 9 to address the Staff's comment.

WE RELY ON VALUE-ADDED RESELLERS AND OTHER DISTRIBUTION PARTNERS . . . PAGE 10

7. WE NOTE THAT YOUR PERCENTAGE OF REVENUES FROM INDIRECT SALES CHANNELS HAVE INCREASED SIGNIFICANTLY FROM 6% IN FISCAL 2003 TO 44% DURING THE FIRST SIX MONTHS OF FISCAL 2006. TELL US IF ANY SINGLE VAR OR DISTRIBUTION PARTNERS ACCOUNTED FOR A SIGNIFICANT PORTION OF THESE SALES. WE ALSO NOTE YOUR DISCLOSURE ON PAGE 57 THAT YOU TYPICALLY ENTER INTO NON-

EXCLUSIVE, WRITTEN DISTRIBUTION AGREEMENTS WITH YOUR CHANNEL PARTNERS, WHICH GENERALLY HAVE A ONE-YEAR TERM WITH NO MINIMUM SALES COMMITMENT.

     The Company supplementally advises the Staff that Computer Design and Integration, LLC, the distribution partner that markets and distributes the Company's systems to Comcast Corporation, accounted for 0%, 3% and 14% of the Company's total revenue for fiscal 2004, 2005, and the first nine months of fiscal 2006, respectively, and 0%, 12% and 34% of revenue from indirect sales channels for fiscal 2004, 2005, and the first nine months of fiscal 2006, respectively. No other value-added reseller or distributor was responsible for more than 10% of total revenue or 10% of revenue from indirect sales channels during those periods. The Company has revised page 41 to indicate this fact.

     In addition, the Company has revised language in the risk factor to conform more closely to the disclosure regarding "Value-Added Resellers and Distributors" on page 60.

OUR PRODUCTS INCORPORATE COMPONENTS THAT ARE OBTAINED IN SPOT MARKETS . . . PAGE 11

8. IT APPEARS THAT THE RISK TO YOUR BUSINESS FROM NOT PURCHASING COMPONENTS PURSUANT TO A LONG-TERM CONTRACTUAL ARRANGEMENT, BUT IN THE SPOT MARKET, MAY BE SEPARATE FROM THE RISK ASSOCIATED WITH MAINTAINING LOW LEVELS OF INVENTORY. CONSIDER REVISING YOUR DISCLOSURE TO SEPARATE THE RISKS.

     The Company has divided the risk factor on page 12 into two separate risk factors to address the Staff's comment.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

CRITICAL ACCOUNTING POLICIES AND ESTIMATES

STOCK-BASED COMPENSATION, PAGE 33

9. SUPPLEMENTALLY TELL US THE ESTIMATED PRICE RANGE FOR YOUR STOCK IF YOU HAVE NOT YET INCLUDED A PRICE RANGE IN THE FILING. IF NO PRICE RANGE HAS BEEN COMMUNICATED, TELL US WHEN THE COMPANY EXPECTS TO HAVE THESE DISCUSSIONS WITH THE UNDERWRITERS.

     The Company has addressed the Staff's comments 9 through 14 in a separate letter.

10. PLEASE CONTINUE TO PROVIDE US WITH UPDATES TO THE INFORMATION REQUESTED IN PRIOR COMMENT 49 AS IT RELATES TO ALL EQUITY RELATED TRANSACTIONS SUBSEQUENT TO THIS REQUEST THROUGH THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

     The Company has addressed the Staff's comments 9 through 14 in a separate letter.

11. SUPPLEMENTALLY PROVIDE US WITH A COPY OF THE VALUATION REPORTS PERFORMED BY DUFF AND PHELPS, LLC FOR BOTH THE COMMON AND PREFERRED STOCK FROM DECEMBER 31, 2005 THROUGH THE DATE OF YOUR RESPONSE.

     The Company has addressed the Staff's comments 9 through 14 in a separate letter.

12. RECONCILE AND EXPLAIN THE DIFFERENCE BETWEEN THE MID-POINT OF YOUR ESTIMATED OFFERING PRICE RANGE AND THE FAIR VALUES ASSERTED IN YOUR ANALYSIS. DESCRIBE SIGNIFICANT INTERVENING EVENTS WITHIN THE COMPANY AND THE BROADER MARKET THAT EXPLAIN THE CHANGES IN FAIR VALUE OF YOUR COMMON STOCK UP TO AND AFTER THE FILING OF THE REGISTRATION STATEMENT.


     The Company has addressed the Staff's comments 9 through 14 in a separate letter.

13. WE NOTE YOUR RESPONSE TO OUR PREVIOUS COMMENT 50 WHERE YOU INDICATED THAT THE COMPANY DETERMINED THE VALUE OF THE COMMON STOCK UNDERLYING OPTION GRANTS BASED ON THE CONTEMPORANEOUS VALUATIONS, AS ADJUSTED FOR CERTAIN EVENTS, SUCH AS SALES GROWTH. YOUR DISCLOSURES ON PAGE 34 INDICATE THAT THE COMPANY BASED THE ESTIMATED FAIR VALUE OF YOUR COMMON STOCK IN JANUARY 2006, APRIL 2006 AND JULY 2006 IN LARGE PART ON THE INDEPENDENT THIRD-PARTY VALUATIONS PREPARED BY DUFF AND PHELPS. IT IS NOT CLEAR WHETHER THE COMPANY CONSIDERS THAT THE DUFF AND PHELPS VALUATION WAS PERFORMED CONTEMPORANEOUSLY OR WHETHER THE AD HOC COMMITTEE OF THE BOARD OF DIRECTORS PERFORMED A CONTEMPORANEOUS VALUATION USING THE INDEPENDENT VALUATION AS A BASIS FOR THEIR VALUATION. PLEASE EXPLAIN AND REVISE YOUR DISCLOSURES TO CLEARLY INDICATE WHETHER THE VALUATION WAS CONTEMPORANEOUS (AS CONTEMPLATED BY CHAPTER 7 OF THE AICPA TECHNICAL PRACTICE AID, "VALUATION OF PRIVATELY HELD COMPANY EQUITY SECURITIES ISSUED AS COMPENSATION) AND TO DISCLOSE WHO PERFORMED THE VALUATIONS OF THE COMPANY'S COMMON STOCK AT THE DATE OF GRANT. ALSO, EXPAND YOUR DISCLOSURE TO INCLUDE A DISCUSSION OF THE METHODOLOGY USED AND FACTORS APPLIED IN ADJUSTING THE INDEPENDENT VALUATIONS TO DETERMINE THE FAIR VALUE OF YOUR COMMON STOCK AT EACH GRANT DATE.

     The Company has addressed the Staff's comments 9 through 14 in a separate letter.

14. WE NOTE THAT IN ITS SEPTEMBER 4, 2006 VALUATION, DUFF AND PHELPS UPDATED THE 10-YEAR PROJECTIONS USED IN ITS INCOME APPROACH VALUATION ANALYSIS BASED ON NEW FINANCIAL FORECAST INFORMATION PREPARED BY THE COMPANY. WE FURTHER NOTE THAT THE UPDATED FORECASTS INCLUDED SIGNIFICANT INCREASES IN THE COMPANY'S EXPECTED REVENUES AND OPERATING CASH FLOWS AND SUCH INCREASES WERE THE PRIMARY DRIVER FOR THE INCREASE IN THE FAIR VALUE OF THE COMPANY'S COMMON STOCK AS DETERMINED ON SEPTEMBER 4, 2006 COMPARED TO YOUR PREVIOUS VALUATIONS. THROUGHOUT YOUR RESPONSE YOU REFER TO REVENUES SIGNIFICANTLY EXCEEDING PROJECTIONS AT EACH VALUATION DATE. IT APPEARS, HOWEVER, THAT DUFF AND PHELPS ONLY CHANGED THEIR REVENUE AND CASH FLOW PROJECTIONS IN THEIR SEPTEMBER 4, 2006 VALUATION. PLEASE EXPLAIN AND IF TRUE, TELL US WHY SUCH PROJECTIONS WERE NOT CHANGED MORE FREQUENTLY AS IT WOULD APPEAR THAT SUCH CHANGES COULD POTENTIALLY YIELD HIGHER VALUATION RESULTS.

     The Company has addressed the Staff's comments 9 through 14 in a separate letter.

RESULTS OF OPERATIONS, PAGE 36

REVENUE, PAGE 36

15. PLEASE REFER TO PRIOR COMMENT 17. WE NOTE YOUR REVISED DISCLOSURE. HOWEVER, WE CONTINUE TO BELIEVE THAT YOU SHOULD QUANTIFY THE FACTORS THAT HAVE CONTRIBUTED TO MATERIAL CHANGES IN YOUR OPERATING RESULTS OVERALL AND BETWEEN PERIODS. ON PAGE 31, YOU STATE THAT YOU TRACK INITIAL ORDERS AND RE-ORDERS FROM YOUR CUSTOMER BASE; ON PAGE 26, YOU DISCUSS HOW THE GROWTH OF YOUR REVENUES HAS RESULTED PRIMARILY FROM SALES TO NEW CUSTOMERS. YOU ALSO NOTE THAT THERE HAS BEEN AN INCREASE IN: THE AVERAGE SIZE OF INITIAL ORDERS; THE AVERAGE SIZE OF REPEAT ORDERS; AND NEW PRODUCT INTRODUCTIONS. PLEASE QUANTIFY THE SOURCES OF MATERIAL CHANGES.

     The Company has revised the disclosure at page 37 and in the comparison periods to address the Staff's comment.

FIRST SIX MONTHS OF 2006 COMPARED TO FIRST SIX MONTHS OF 2005, PAGE 40

16. PLEASE REFER TO PRIOR COMMENT 21. WE NOTE YOUR REVISIONS TO THIS SECTION. HOWEVER, WE CONTINUE TO BELIEVE FURTHER REVISIONS SHOULD BE MADE IN RESPONSE TO OUR PRIOR COMMENT. SOME EXAMPLE ARE, BUT NOT LIMITED TO:

          - WE CONTINUE TO BELIEVE YOU SHOULD REVISE TO QUANTIFY THE FACTORS CONTRIBUTING TO THE PERIOD OVER PERIOD CHANGES IN REVENUES.

          - YOU SHOULD REVISE YOUR DISCUSSION OF GROSS MARGINS TO DISCUSS PRICING PRESSURES WITHIN YOUR INDUSTRY OR ADD DISCUSSION ELSEWHERE AS APPROPRIATE. IN THIS REGARD, WE NOTE YOUR STATEMENTS ON PAGES 40 AND 42 THAT NEWER GENERATION PRODUCTS RESULTED IN "MORE FAVORABLE PRICING."

          - WE ALSO NOTE THAT YOUR DISCUSSION OF THE REASONS FOR CHANGES IN SERVICE REVENUES BETWEEN ALL PERIODS CITES THE SAME REASON FOR SUCH CHANGES DESPITE A MATERIAL VARIANCE IN THE CHANGES BETWEEN PERIODS. REVISE TO DISCLOSE THE FACTORS THAT CONTRIBUTED TO FIXED COSTS INCREASING AT A MUCH SLOWER RATE THAN SERVICE REVENUES.

          - NOTE THIS COMMENT ALSO APPLIES TO YOUR RESULTS OF OPERATION DISCUSSION FOR FISCAL YEARS 2005 COMPARED TO 2004 AND 2004 COMPARED TO 2003,

     The Company has revised the disclosure at page 41 through 44 to address the Staff's comment.

LIQUIDITY AND CAPITAL RESOURCES, PAGE 46

17. WE NOTE YOUR DISCLOSURES ON PAGE 58 WHERE YOU INDICATE "[W]E MAINTAIN WITH SANMINA A ROLLING 90-DAY FIRM ORDER FOR PRODUCTS THEY MANUFACTURE FOR US AND THESE ORDERS MAY ONLY BE RESCHEDULED OR CANCELLED UNDER CERTAIN LIMITED CONDITIONS AND, EVEN THEN, WITH CERTAIN RESTRICTIONS AND PENALTIES UP TO THE FULL COST OF THE PRODUCT". PLEASE TELL US WHETHER THE PURCHASE OBLIGATIONS INCLUDED IN THE TABLE ON PAGE 46 INCLUDES THESE ORDERS. IF NOT, TELL

US WHY YOU DO NOT BELIEVE SUCH ORDERS SHOULD BE REFLECTED IN YOUR CONTRACTUAL OBLIGATIONS TABLE.

     The Company supplementally advises the Staff that the amount of purchase obligations set forth in the table of Contractual Obligations on page 48 does include the Sanmina purchase commitments disclosed on page 61 of the Registration Statement. In fact, Sanmina purchase commitments represent 100% of the Company's purchase obligations included in the table on page 48.

BUSINESS, PAGE 48

MANUFACTURING, PAGE 58

18. PLEASE REFER TO PRIOR COMMENT 30. WE NOTE FROM YOUR RESPONSE THAT YOU DO NOT BELIEVE DISCLOSURE ON BACKLOG WOULD BE A MEANINGFUL INDICATOR OF FUTURE REVENUES AND THAT HISTORICALLY THE MAJORITY OF YOUR QUARTERLY REVENUES RESULTED FROM ORDERS PLACED IN THAT QUARTER. HOWEVER, IT IS UNCLEAR WHY YOU BELIEVE SUCH INFORMATION IS NOT MATERIAL TO INVESTORS UNDERSTANDING OF YOUR BUSINESS. PLEASE REVISE TO PROVIDE THE DOLLAR AMOUNT OF BACKLOG ORDERS AS REQUIRED BY ITEM 101(c)(l)(VIII) OR ADVISE.

     The Company respectfully advises the Staff that disclosure of the dollar amount of backlog orders is not material to an understanding of the Company's business taken as a whole and is potentially misleading. Historically, storage systems have been typically shipped as orders are received or within a short period thereafter. Because of the generally short cycle between order and shipment, the Company believes that its backlog as of any particular date is neither significant nor meaningful. In addition, the Company does not believe that a backlog as of any particular date is indicative of future results. A majority of the Company's quarterly shipments are typically booked during the quarter pursuant to standard purchase orders. Under these standard terms and conditions, a customer's order is subject to cancellation or reschedule by such customer. As a consequence of the fluctuations in backlog from day to day, the Company respectfully advises the Staff that backlog is not a reliable predictor of future revenue, and disclosure thereof would be potentially misleading to investors.

COMPETITION, PAGE 58

19. PLEASE REFER TO COMMENT 31. WE NOTE YOUR RESPONSE THAT YOU ARE UNABLE TO PROVIDE MORE SPECIFIC QUANTIFICATION OR QUALIFICATION OF YOUR MARKET SHARE WITH IN THE MARKETS IN WHICH YOU OPERATE. HOWEVER, WE NOTE YOUR STATEMENTS THROUGHOUT THE PROSPECTUS THAT YOU ARE "A LEADING PROVIDER OF CLUSTER STORAGE SYSTEMS FOR DIGITAL CONTENT." REVISE TO CLARIFY THE POSITIVE AND NEGATIVE FACTORS INFLUENCING YOUR COMPETITIVE POSITION WITHIN THE CLUSTERED STORAGE SYSTEMS MARKET BASED UPON THE FACTORS AFFECTING COMPETITION LISTED ON PAGE 59.

     In response to this comment and the Staff's comment 1., the Company has revised its disclosure throughout Amendment No. 2 to state that "We believe we are the leading provider of clustered storage systems for digital content, based on customer adoption, breadth of product offerings and technology capabilities." We have also revised page 62 to address the Staff's comment.

MANAGEMENT, PAGE 62

EMPLOYMENT AGREEMENTS AND CHANGE IN CONTROL ARRANGEMENTS, PAGE 68

20. PLEASE REFER TO PRIOR COMMENT 33. WE NOTE YOUR RESPONSE THAT YOU BELIEVE THE ORIGINAL TERMS OF THE EMPLOYMENT AGREEMENTS WITH YOUR NAMED EXECUTIVE OFFICERS WOULD BE CONFUSING TO INVESTORS. HOWEVER, ITEM 402(b) OF REGULATION S-K STATES THAT YOU MUST DESCRIBE THE TERMS AND CONDITIONS OF EACH EMPLOYMENT CONTRACT BETWEEN THE REGISTRANT AND A NAMED EXECUTIVE OFFICER. WE ARE UNABLE TO CONCUR THAT THIS INFORMATION IS NOT MATERIAL TO INVESTORS AND BELIEVE THAT YOU WILL BE ABLE TO CLEARLY DISCLOSE CHANGES TO THOSE INITIAL AGREEMENTS THAT HAVE OCCURRED SINCE THEIR EXECUTION. PLEASE REVISE.

     The Company has revised the disclosure and pages 72-74 to address the Staff's comment.

CONSOLIDATED BALANCE SHEETS, PAGE F-3

21. IT APPEARS THAT YOU HAVE INADVERTENTLY INDICATED THAT NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS WILL BE $0 INSTEAD OF THE PREFERRED STOCK WARRANT LIABILITY IN YOUR PRO FORMA STATEMENT. PLEASE REVISE THE FILING ACCORDINGLY.

     The Company has revised the Consolidated Balance Sheets to address the Staff's comment.

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

REVENUE RECOGNITION, PAGE F-11

22. WE NOTE YOUR RESPONSE TO OUR PREVIOUS COMMENT NO. 41 WHERE YOU INDICATE THAT THE PCS RENEWAL RATES OFFERED BY THE COMPANY ARE EXPRESSED AS CONSISTENT PERCENTAGES OF THE COMPANY'S LIST PRICES AND ARE SUBSTANTIVE AND THEREFORE CONSTITUTE VSOE OF FAIR VALUE. TELL US WHAT RATE OR RANGE OF RATES YOU NORMALLY CHARGE YOUR CUSTOMERS AND TELL US HOW YOU DETERMINED THAT SUCH RATES MEET THE SUBSTANTIVE TEST.

     The table below summarize the rates, stated as a percentage of the related product's list price, the Company charges its customers for PCS on its combined hardware and software products:

          [*]

     Additionally, the Company's price list offers customers the ability to purchase two or three years of PCS for discounts of [*]% and [*]%, respectively, off of the applicable per-year price in the table above.

     The Company differentiates its customers into three "tiers" based on the volume of products they have purchased cumulatively over time. Tier 3 customers have the highest cumulative purchase volumes of the three tiers. Also, the Company offers two service levels of PCS, being Platinum and Gold. The Platinum service level of PCS offers faster support response times than the Gold PCS service level.

     The list prices of the Company's combined hardware and software products range from [*] to [*], with an average of product price [*]. Accordingly, based on the consistent stated rates summarized in the table above, the amount charged for the related PCS could range from [*] to [*]. The Company determined that its PCS rates are substantive as it believes that each of the possible amounts within this range above have substance in relation to the related product list price, as well as with respect to the services the Company will provide under the related associated level of service.

PART II

EXHIBITS, PAGE II-3

23. PLEASE REFER TO PRIOR COMMENT 52. WE NOTE YOUR RESPONSE THAT THE VOTING AGREEMENT SHOULD NOT BE FILED AS AN EXHIBIT BECAUSE IT WILL TERMINATE IN CONNECTION WITH THIS OFFERING, DOES NOT OTHERWISE DEFINE THE RIGHTS OF THE SECURITIES BEING OFFERED AND IS NOT OTHERWISE MATERIAL TO POTENTIAL INVESTORS. HOWEVER, ITEM 601(b)(10) REQUIRES EXHIBITS TO BE FILED THAT ARE CURRENTLY IN EFFECT SUCH AS THE VOTING AGREEMENT. IT IS NOT CLEAR THAT THIS AGREEMENT IS IMMATERIAL TO POTENTIAL INVESTORS AS IT HAS A DIRECT INFLUENCE ON THE CURRENT MAKE-UP OF YOUR BOARD OF DIRECTORS AND CURRENT MEMBERS OF THE BOARD, ELECTED PURSUANT TO THAT AGREEMENT, WILL REMAIN ON THE BOARD WILL CONTINUE TO SERVE AS DIRECTORS AFTER THE OFFERING.

     In response to the Staff's comment, the Company has included the Voting Agreement as Exhibit 10.31 to Amendment No. 2.

CONFIDENTIAL TREATMENT REQUEST

     The Company hereby requests, pursuant to 17 C.F.R. Section 200.83, that certain contents of this letter be maintained in confidence, not be made part of any public record and not be disclosed to any person, as it contains confidential information. In accordance with 17 C.F.R. Section 200.83(d)(1), if any person (including any governmental employee who is not an employee of the Commission) should request access to or an opportunity to inspect this letter, we request that we be immediately notified of any such request, be furnished with a copy of all written materials pertaining to such request (including, but not limited to, the request itself) and be given at least ten business days advance notice of any intended release so that the Company may, if deemed necessary or appropriate, pursue any remedies available to it. In such an event, we request that you telephone Mark J. Handfelt or the undersigned of Wilson Sonsini Goodrich & Rosati, Professional Corporation, rather than rely upon the United States mail for such notice.

     Please direct your questions or comments regarding this letter or Amendment No. 2 to the Registration Statement to the undersigned or Mark J. Handfelt of this office at (206) 883-2500. Thank you for your assistance.


                                             Sincerely,



                                             WILSON SONSINI GOODRICH & ROSATI
                                             Professional Corporation

                                             /s/ Craig E. Sherman

                                             Craig E. Sherman


Enclosures


cc (w/encl):
             Douglas Choi, Esq.
             ISILON SYSTEMS, INC.

             Mark J. Handfelt, Esq.
             WILSON SONSINI GOODRICH & ROSATI, PROFESSIONAL CORPORATION

             Laird H. Simons, III, Esq.
             Jeffrey R. Vetter, Esq.
             FENWICK & WEST LLP